Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Financial Instruments
Schedule of estimated fair value and carrying value of assets and liabilities

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		September 30, 2019		December 31, 2018
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$32,206	32,206	26,326	$26,326
Restricted cash	1	20,762	20,762	19,128	19,128
Amounts due from affiliate	2	4,302	4,302	4,328	4,328
Derivative instruments	2	(18,536)	(18,536)	(1,498)	(1,498)
Other:
Advances (shareholder loans) to joint ventures	2	3,755	3,659	3,536	3,579
Current amounts due to owners and affiliates	2	(2,834)	(2,834)	(2,301)	(2,301)
Lampung facility	2	(117,118)	(126,534)	(130,275)	(142,087)
Gallant facility	2	—	—	(140,812)	(141,538)
Grace facility	2	—	—	(164,458)	(164,210)
$385 million facility	2	(350,393)	(359,147)	—	—
Revolving credit facility due to owners and affiliates	2	$(8,792)	(8,665)	(39,292)	$(38,999)

Summary of the loan receivables by type of borrower

The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		September 30,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2019	2018
Trade receivable	Payment activity	Performing	$4,486	$1,228
Amounts due from affiliates	Payment activity	Performing	4,302	4,328
Advances/ loans to joint ventures	Payment activity	Performing	$3,755	$3,536